Leases-Lessee (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Leases-Lessee [Abstract]
2013	$ 775
2014	550
2015	460
2016	430
2017	88
Thereafter	19
Total minimum lease payments	2,322
Less sublease income to be received in the future under noncancelable subleases	749
Net minimum lease payments	$ 1,573